RETENTION RECEIVABLES, NET	12 Months Ended
Dec. 31, 2024
Retention Receivables Net
RETENTION RECEIVABLES, NET

NOTE 5 – RETENTION RECEIVABLES, NET

Retention receivables, net consist of the following:

	December 31,
	2024	2023

Retention receivables – current	$248,540	$117,514
Less: allowance for expected credit loss	(21)	(21)
Retention receivables current net	$248,519	$117,493

Retention receivables – non-current	$223,535	$222,242
Less: allowance for expected credit loss	(2,076)	(2,064)
Retention receivables non-current net	$221,459	$220,178

The movement of allowances for expected credit loss is as follows:

	December 31,
	2024	2023

Balance at the beginning of the year	$(2,085)	$(2,080)
Exchange adjustment	(12)	(5)
Balance at the end of the year	$(2,097)	$(2,085)